Document and Entity Information	Nov. 10, 2020
Cover [Abstract]
Entity Registrant Name	CONTINENTAL RESOURCES, INC
Amendment Flag	false
Entity Central Index Key	0000732834
Document Type	8-K
Document Period End Date	Nov. 10, 2020
Entity Incorporation State Country Code	OK
Entity File Number	001-32886
Entity Tax Identification Number	73-0767549
Entity Address, Address Line One	20 N. Broadway
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73102
City Area Code	(405)
Local Phone Number	234-9000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	CLR
Security Exchange Name	NYSE
Entity Emerging Growth Company	false